UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07743
                                                     ---------

                            THE ROCKLAND FUNDS TRUST
                            ------------------------
               (Exact name of registrant as specified in charter)

                              1235 WESTLAKES DRIVE
                              --------------------
                               BERWYN, PA  19312
                               -----------------
              (Address of principal executive offices) (Zip code)

                                 RICHARD GOULD
                                 -------------
                              1235 WESTLAKES DRIVE
                              --------------------
                               BERWYN, PA  19312
                               -----------------
                    (Name and address of agent for service)

                                 1-800-497-3933
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:  SEPTEMBER 30
                          ------------

Date of reporting period:  MARCH 31, 2006
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                   (THE ROCKLAND SMALL CAP GROWTH FUND LOGO)

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2006

                             THE ROCKLAND SMALL CAP
                                  GROWTH FUND

ROCKLAND SMALL CAP GROWTH FUND
EXPENSE EXAMPLE -- MARCH 31, 2006 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/05 - 3/31/06).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund does not charge a sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will also be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. These expenses are not included in the example below. The example below includes, but is not limited to, advisory fees, shareholder servicing fees, interest expense, fund accounting and custody fees. However, the example below does not include a redemption fee, portfolio trading commissions or related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           BEGINNING ACCOUNT     ENDING ACCOUNT         EXPENSES PAID DURING
                             VALUE 10/1/05       VALUE 3/31/06      PERIOD 10/1/05 - 3/31/061<F1>
                           -----------------     --------------     -----------------------------
Actual                         $1,000.00           $1,170.20                    $9.04*<F2>
Hypothetical (5% return
  before expenses)              1,000.00            1,016.60                     8.40**<F3>

 1<F1> Expenses are equal to the Fund's annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period. The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The annualized expense ratio paid to the custodian for such overdrafts was 0.01%.
 *<F2> Excluding interest expense, your actual cost of investment in the Fund would be $8.98.
**<F3> Excluding interest expense, your hypothetical cost of investment in the Fund would be $8.35.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2006 (UNAUDITED)

ASSETS:
   Investments, at value (cost $39,752,310)                        $53,019,456
   Receivable for investments sold                                   2,080,215
   Receivable for capital shares sold                                   72,230
   Dividends and interest receivable                                       781
   Other assets                                                         21,899
                                                                   -----------
        Total Assets                                                55,194,581
                                                                   -----------
LIABILITIES:
   Payable for investments purchased                                 2,515,946
   Capital shares repurchased                                           51,798
   Payable to Adviser                                                   43,133
   Accrued expenses and other liabilities                              108,311
                                                                   -----------
        Total Liabilities                                            2,719,188
                                                                   -----------
NET ASSETS                                                         $52,475,393
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF:
   Capital stock                                                   $51,360,041
   Accumulated net realized loss on investments sold               (12,151,794)
   Net unrealized appreciation on investments                       13,267,146
                                                                   -----------
        Total Net Assets                                           $52,475,393
                                                                   -----------
                                                                   -----------
   Shares of beneficial interest outstanding
     (unlimited shares of $0.001 par value authorized)               2,774,451
   Net asset value, redemption price and offering price per share  $     18.91
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

INVESTMENT INCOME:
   Dividend income                                                  $    6,765
   Interest income                                                       4,543
                                                                    ----------
          Total investment income                                       11,308
                                                                    ----------
EXPENSES:
   Investment advisory fee                                             266,589
   Administration fee                                                   19,049
   Shareholder servicing and accounting costs                           62,728
   Custody fees                                                         15,615
   Federal and state registration                                       16,930
   Professional fees                                                    24,324
   Reports to shareholders                                               6,596
   Trustees' fees and expenses                                          24,990
   Other                                                                 4,624
                                                                    ----------
          Total expenses before interest expense                       441,445
   Interest expense (Note 5)                                             3,634
                                                                    ----------
          Total expenses                                               445,079
                                                                    ----------
NET INVESTMENT LOSS                                                   (433,771)
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                  5,315,686
   Net change in unrealized
     appreciation/depreciation on investments                        3,354,724
                                                                    ----------
   Net realized and unrealized gain on investments                   8,670,410
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $8,236,639
                                                                    ----------
                                                                    ----------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS ENDED       YEAR ENDED
                                                                              MARCH 31, 2006    SEPTEMBER 30, 2005
                                                                             ----------------   ------------------
                                                                               (UNAUDITED)
OPERATIONS:
   Net investment loss                                                         $  (433,771)        $  (905,229)
   Net realized gain on investments                                              5,315,686           6,214,239
   Net change in unrealized appreciation/depreciation on investments             3,354,724            (161,339)
                                                                               -----------         -----------
   Net increase in net assets resulting from operations                          8,236,639           5,147,671
                                                                               -----------         -----------
NET DECREASE IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS (NOTE 3)                                     (12,934,494)         (8,743,360)
                                                                               -----------         -----------
NET DECREASE IN NET ASSETS                                                      (4,697,855)         (3,595,689)

NET ASSETS:
   Beginning of period                                                          57,173,248          60,768,937
                                                                               -----------         -----------
   End of period                                                               $52,475,393         $57,173,248
                                                                               -----------         -----------
                                                                               -----------         -----------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                        SIX MONTHS                             YEARS ENDED SEPTEMBER 30,
                                          ENDED           -------------------------------------------------------------------
                                      MARCH 31, 2006      2005        2004(1)<F4>        2003            2002            2001
                                      --------------      ----        -----------        ----            ----            ----
                                       (UNAUDITED)
Per Share Data:
Net asset value,
  beginning of year                       $16.16         $14.90          $15.76         $10.81          $14.72          $32.22
                                          ------         ------          ------         ------          ------          ------
Income from
  investment operations:
   Net investment loss                     (0.16)(2)      (0.26)(2)       (0.22)(3)      (0.19)(3)       (0.20)(2)       (0.14)(2)
                                                 <F5>           <F5>            <F6>           <F6>            <F5>            <F5>
   Net realized and unrealized
     gains (losses) on investments          2.91           1.52           (0.66)          5.14           (3.71)         (11.84)
                                          ------         ------          ------         ------          ------          ------
       Total from
         investment operations              2.75           1.26           (0.88)          4.95           (3.91)         (11.98)
                                          ------         ------          ------         ------          ------          ------
Redemption fees                             0.00           0.00            0.02             --              --              --
                                          ------         ------          ------         ------          ------          ------
Less distributions from
  net realized gains                          --             --              --             --              --           (5.52)
                                          ------         ------          ------         ------          ------          ------
Net asset value, end of year              $18.91         $16.16          $14.90         $15.76          $10.81          $14.72
                                          ------         ------          ------         ------          ------          ------
                                          ------         ------          ------         ------          ------          ------
Total return                               17.02%(4)       8.46%          (5.46)%        45.79%         (26.56)%        (41.89)%
                                                 <F7>
Supplemental data and ratios:
   Net assets, end of year           $52,475,393    $57,173,248     $60,768,937   $107,727,915     $36,982,866     $67,762,250
   Ratio of expenses
     to average net assets                  1.67%(5)(6)    1.73%(4)        1.66%(4)       1.54%(4)        1.57%(4)        1.41%
                                                <F8><F9>        <F7>            <F7>           <F7>            <F7>
   Ratio of net investment loss
     to average net assets                 (1.63)%(6)     (1.60)%         (1.35)%        (1.47)%         (1.21)%         (0.86)%
                                                  <F9>
   Portfolio turnover rate                116.32%        246.17%         331.98%        449.89%         513.67%         513.68%

(1)<F4> Effective March 31, 2004, the Fund changed its investment adviser to Gould Investment Partners, LLC. Richard H. Gould was employed by the Fund's former investment manager, Greenville Capital Management since 1994 and has served as the Fund's portfolio manager since its inception in 1996.
(2)<F5> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F6> Net investment loss per share represents net investment loss divided by the average shares of beneficial interest outstanding throughout the year.
(4)<F7>   Not annualized.
(5)<F8> The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the periods ended March 31, 2006, September 30, 2005, 2004, 2003 and 2002 was 0.01%, 0.02%, 0.03%,
          0.03% and 0.12%, respectively.
(6)<F9>   Annualized.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

 SHARES                                                               VALUE
 ------                                                               -----

            COMMON STOCKS -- 100.1%

            COMMERCIAL SERVICES -- 0.7%
  30,000    Perficient, Inc. (a)<F10>                              $   348,300
                                                                   -----------
            COMMUNICATIONS -- 12.5%
  65,200    Arris Group Inc. (a)<F10>                                  897,152
  30,000    Cbeyond Communications, Inc. (a)<F10>                      529,500
  30,000    Comtech Group Inc. (a)<F10>                                300,000
  18,000    F5 Networks, Inc. (a)<F10>                               1,304,820
  23,000    Ikanos Communications (a)<F10>                             453,330
  12,100    NovAtel Inc. (a)<F10>(b)<F11>                              446,127
  20,000    Powerwave Technologies, Inc. (a)<F10>                      269,800
  62,200    RADVision Ltd. (a)<F10>(b)<F11>                          1,110,270
  50,000    Redback Networks Inc. (a)<F10>                           1,084,500
  13,700    UbiquiTel Inc. (a)<F10>                                    138,370
                                                                   -----------
                                                                     6,533,869
                                                                   -----------
            COMPUTERS & PERIPHERALS -- 6.2%
  30,000    Park Electrochemical Corp.                                 885,000
  24,400    Rackable Systems Inc. (a)<F10>                           1,289,540
  34,994    Xyratex Ltd. (a)<F10>(b)<F11>                            1,102,311
                                                                   -----------
                                                                     3,276,851
                                                                   -----------
            CONSUMER DURABLES -- 4.3%
  25,000    Parlux Fragrances, Inc. (a)<F10>                           806,250
  40,900    Rush Enterprises, Inc. -- Class A (a)<F10>                 719,022
  18,000    Select Comfort Corporation (a)<F10>                        711,900
                                                                   -----------
                                                                     2,237,172
                                                                   -----------
            CONSUMER NON-DURABLES -- 1.6%
  17,000    Crocs, Inc. (a)<F10>                                       427,550
  50,000    Jones Soda Co. (a)<F10>                                    412,500
                                                                   -----------
                                                                       840,050
                                                                   -----------
            DISTRIBUTION -- 7.5%
  56,300    Brightpoint, Inc. (a)<F10>                               1,748,678
  24,000    MWI Veterinary Supply, Inc. (a)<F10>                       789,600
   9,100    PetMed Express, Inc. (a)<F10>                              161,707
  17,800    WESCO International, Inc. (a)<F10>                       1,210,578
                                                                   -----------
                                                                     3,910,563
                                                                   -----------
            FINANCIAL SERVICES -- 9.2%
  32,600    Calamos Asset Management, Inc. -- Class A                1,219,240
  50,000    CyberSource Corporation (a)<F10>                           558,000
  83,333    ECapital Financial Corporation (a)<F10>(c)<F12>              2,500
   3,500    Euronet Worldwide, Inc. (a)<F10>                           132,405
  11,500    Morningstar, Inc. (a)<F10>                                 514,855
  11,000    Nelnet, Inc. -- Class A (a)<F10>                           458,150
  41,200    Thomas Weisel Partners Group, Inc. (a)<F10>                902,280
  34,300    VeriFone Holdings, Inc. (a)<F10>                         1,038,947
                                                                   -----------
                                                                     4,826,377
                                                                   -----------
            HEALTHCARE SERVICES & SUPPLIES- 3.5%
  26,600    HealthExtras, Inc. (a)<F10>                                938,980
  21,400    Providence Service Corporation (a)<F10>                    695,928
   5,000    WellCare Health Plans Inc (a)<F10>                         227,200
                                                                   -----------
                                                                     1,862,108
                                                                   -----------
            INTERNET SERVICES -- 5.5%
  35,000    24/7 Real Media, Inc. (a)<F10>                             366,100
   9,500    Click Commerce, Inc. (a)<F10>                              227,430
  15,000    Equinix, Inc. (a)<F10>                                     963,300
  40,000    LivePerson, Inc. (a)<F10>                                  289,600
  11,200    Netflix Inc. (a)<F10>                                      324,688
  50,000    Website Pros, Inc. (a)<F10>                                702,500
                                                                   -----------
                                                                     2,873,618
                                                                   -----------
            MEDICAL PRODUCTS -- 7.5%
  19,000    Abaxis, Inc. (a)<F10>                                      430,920
  27,100    Hologic, Inc. (a)<F10>                                   1,499,985
  40,100    IntraLase Corp (a)<F10>                                    930,320
  20,000    Micrus Endovascular Corporation (a)<F10>                   282,800
  18,502    ResMed Inc. (a)<F10>                                       813,718
                                                                   -----------
                                                                     3,957,743
                                                                   -----------
            OIL & GAS SERVICES -- 12.3%
   5,200    Atwood Oceanics, Inc. (a)<F10>                             525,252
  25,000    Basic Energy Services, Inc. (a)<F10>                       745,000
  10,300    Bronco Drilling Company, Inc. (a)<F10>                     270,890
  13,000    Core Laboratories N.V. (a)<F10>(b)<F11>                    618,150
  27,100    Helix Energy Solutions Group Inc. (a)<F10>               1,027,090
   5,000    Petroleum Development Corporation (a)<F10>                 226,800
  20,000    Trico Marine Services, Inc. (a)<F10>                       646,000
  20,200    Unit Corporation (a)<F10>                                1,126,150
  28,500    W-H Energy Services, Inc. (a)<F10>                       1,267,965
                                                                   -----------
                                                                     6,453,297
                                                                   -----------
            RETAIL -- 6.5%
  17,600    Carter's, Inc. (a)<F10>                                  1,187,824
  36,600    Cosi, Inc. (a)<F10>                                        402,234
  28,500    LIFE TIME FITNESS, Inc. (a)<F10>                         1,335,225
   8,200    Zumiez Inc. (a)<F10>                                       501,020
                                                                   -----------
                                                                     3,426,303
                                                                   -----------
            SEMICONDUCTORS -- 16.5%
  39,100    FormFactor Inc. (a)<F10>                                 1,537,412
  37,000    Hittite Microwave Corporation (a)<F10>                   1,247,270
  35,900    Microsemi Corporation (a)<F10>                           1,045,049
  36,800    Netlogic Microsystems Inc. (a)<F10>                      1,516,528
  54,900    Sigma Designs, Inc. (a)<F10>                               800,991
  10,000    SunPower Corporation -- Class A (a)<F10>                   381,600
  73,000    Trident Microsystems, Inc. (a)<F10>                      2,121,380
                                                                   -----------
                                                                     8,650,230
                                                                   -----------
            SOFTWARE -- 6.3%
  54,100    Kenexa Corporation (a)<F10>                              1,663,575
  47,600    Taleo Corporation -- Class A (a)<F10>                      621,180
  10,200    The Ultimate Software Group, Inc. (a)<F10>                 263,670
  52,700    Vocus, Inc. (a)<F10>                                       782,595
                                                                   -----------
                                                                     3,331,020
                                                                   -----------
            TOTAL COMMON STOCKS (Cost $39,260,355)                  52,527,501
                                                                   -----------
PRINCIPAL
 AMOUNT
---------

            SHORT-TERM INVESTMENTS -- 0.9%

            VARIABLE RATE DEMAND NOTE (D)<F13> -- 0.9%
$491,955    American Family Financial Services, Inc. -- 4.469%         491,955
                                                                   -----------
            TOTAL SHORT-TERM INVESTMENTS (Cost $491,955)               491,955
                                                                   -----------
            Total Investments  (Cost $39,752,310) -- 101.0%         53,019,456
            Liabilities in Excess of Other Assets -- (1.0)%           (544,063)
                                                                   -----------
            TOTAL NET ASSETS -- 100.0%                             $52,475,393
                                                                   -----------
                                                                   -----------

(a)<F10>   Non-income producing security.
(b)<F11>   Foreign security.
(c)<F12>   Illiquid security - acquired through private placement.  (Note 2)
(d)<F13>   Variable rate security.  The rate listed is as of March 31, 2006.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SECTOR ALLOCATION OF PORTFOLIO HOLDINGS -- MARCH 31, 2006 (UNAUDITED)

    Percentages represent market value as a percentage of total investments.

          Communications                                         12.3%
          Computers & Peripherals                                 6.2%
          Consumer Durables                                       4.2%
          Consumer Non-Durables                                   1.6%
          Distribution                                            7.4%
          Financial Services                                      9.1%
          Healthcare Services & Supplies                          3.5%
          Internet Services                                       5.4%
          Medical Products                                        7.5%
          Oil & Gas Services                                     12.2%
          Retail                                                  6.5%
          Semiconductors                                         16.3%
          Software                                                6.3%
          Variable Rate Demand Note                               0.9%
          Commercial Services                                     0.6%

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS -- MARCH 31, 2006 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES

     The Rockland Funds Trust (the "Trust") was organized on July 31, 1996, as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of one series, The Rockland Small Cap Growth Fund (the "Fund"). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic small capitalization companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, GOULD INVESTMENT PARTNERS LLC("GOULD IP"), has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 shares of its capital shares at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks, other equity-type securities, and securities sold short that are listed on a U.S. security exchange other than the NASDAQ National Market and Capital Market exchanges ("NASDAQ"), for which market quotations are readily available are valued at their market value on the day the valuation is made as determined by their last sales price in the principal market in which the securities are normally traded. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Common stocks, other equity-type securities, including securities listed on NASDAQ, and securities sold short which are listed on an exchange, but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Foreign securities registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934 are valued in the same manner. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value of that fund first determined after the Fund places its order. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to Gould IP. The procedures authorize Gould IP to make all necessary determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.

     b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

     c) Distributions to Shareholders - Dividends from net investment income are generally declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and are generally distributed in December. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

          Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets due to differences in the recognition of income, expenses and gain items.

          Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales and post October capital losses.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Share Valuation - The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charged a 1% redemption fee on shares held less than 180 days. Effective March 31, 2005, the Fund charges a 2% redemption fee on the redemption of Fund shares within 90 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

     f) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

     g) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. All discounts and premiums are accreted for tax and financial reporting.

2.   RESTRICTED SECURITIES

     The Fund holds 83,333 shares of ECapital Financial Corporation common stock, the sale of which is restricted. Because the shares are restricted, Gould IP has valued them at $0.03 per share in accordance with procedures adopted by the Board of Trustees after considering certain pertinent factors, such as the results of operations of ECapital since the date of ownership on March 15, 2001 for a total value of $167, the sales price of recent private placements in its common stock and information provided by the company. On May 16, 2006, Gould IP valued these shares at $0.005 per share based on additional information provided by the company. No quoted market price exists for ECapital shares. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized and the difference could be material.

3.   SHARES OF BENEFICIAL INTEREST

     Transactions in shares of beneficial interest for the six months ended March 31, 2006 and the fiscal year ended September 30, 2005, respectively, were as follows:

     SIX MONTHS ENDED
     MARCH 31, 2006                        $                  SHARES
     ----------------                     ---                 ------
     Shares sold                      $  1,256,295              72,784
     Shares redeemed                   (14,191,955)           (837,056)
     Redemption fees                         1,166                  --
                                      ------------          ----------
     Net decrease                     $(12,934,494)           (764,272)
                                      ------------          ----------
                                      ------------          ----------
     SHARES OUTSTANDING:
     Beginning of period                                     3,538,723
                                                            ----------
     End of period                                           2,774,451
                                                            ----------
                                                            ----------

     YEAR ENDED
     SEPTEMBER 30, 2005                    $                  SHARES
     ----------------                     ---                 ------
     Shares sold                      $ 20,475,196           1,349,577
     Shares redeemed                   (29,223,961)         (1,888,632)
     Redemption fees                         5,405                  --
                                      ------------          ----------
     Net decrease                     $ (8,743,360)           (539,055)
                                      ------------          ----------
                                      ------------          ----------
     SHARES OUTSTANDING:
     Beginning of period                                     4,077,778
                                                            ----------
     End of period                                           3,538,723
                                                            ----------
                                                            ----------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments by the Fund for the six months ended March 31, 2006, were $62,347,810 and $75,588,933, respectively. The Fund did not purchase long-term U.S. Government securities as a part of its investment strategy during the six months ended March 31, 2006.

     At September 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of Investments(a)<F14>                          $ 47,434,746
                                                          ------------
                                                          ------------
     Gross unrealized appreciation                        $ 10,532,853
     Gross unrealized depreciation                            (822,387)
                                                          ------------
     Net unrealized appreciation/(depreciation)           $  9,710,466
                                                          ------------
                                                          ------------
     Other accumulated losses                             $(17,265,524)
                                                          ------------
     Total accumulated earnings/(losses)                  $ (7,555,058)
                                                          ------------
                                                          ------------

     (a)<F14> Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

     At September 30, 2005, the Fund had accumulated net realized capital loss carryovers of $17,265,524 with $14,500,190 and $2,765,334 expiring in 2010 and 2011, respectively. To the extent that the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund.

     The Fund made no distributions during the six months ended March 31, 2006 and the fiscal year ended September 30, 2005.

5.   INTEREST EXPENSE

     During the course of operations, the Fund's custody account with U.S. Bank, N.A. (the "Bank") was overdrawn at times during the period due to shareholder redemptions from the Fund. The Bank charges interest at the Bank's Prime Rate (weighted average rate of 7.24% for the six months ended March 31, 2006) for overdrafts. During the six months ended March 31, 2006, the Fund had an outstanding average daily balance of $186,196 from overdrafts. The Fund incurred $3,634 in interest expense for the six months ended March 31, 2006.

6.   INVESTMENT ADVISORY AND OTHER
     AGREEMENTS

     The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Gould IP. Pursuant to its advisory agreement with the Trust, GIP is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

     U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

ROCKLAND SMALL CAP GROWTH FUND
ADDITIONAL INFORMATION

AVAILABILITY OF PROXY VOTING INFORMATION:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-800-497-3933 or on the SEC website at www.sec.gov.

The actual voting records relating to how the Fund voted the proxies of its portfolio securities during the most recent twelve month period ended June 30 (as filed with the SEC on Form N-PX) are available without charge by calling 1-800-497-3933 or by accessing the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE:

A complete schedule of the Fund's portfolio holdings for the second and fourth quarters is included in the Fund's semi-annual and annual shareholder reports, respectively. The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-497-3933 or by accessing the SEC's website at www.sec.gov. Copies of Form N-Q can also be obtained by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an in-person meeting called for the purpose of approving the renewal of the Advisory Agreement for a one-year term, a majority of the entire Board and a majority of the Independent Trustees, voting separately, approved the Advisory Agreement. The Independent Trustees received assistance and advice from independent counsel. In reaching this decision, the Board received and considered information on Gould IP's business operations and its personnel providing investment management services to the Fund, as well as information about the scope and quality of services that Gould IP provides. The Board also reviewed Gould IP's financial statements and the status of Gould IP as a federally registered adviser.

The Board took into account performance and portfolio management information furnished throughout the year at regular Board meetings, which related to the portfolio management skills of Mr. Gould. Mr. Gould regularly presented reports to the Board on the Fund's investment performance and portfolio composition, including the performance of the Fund in reference to a peer group of funds and relevant securities indices. In evaluating performance, attention was given to both the short-term and long-term performance of the Fund in comparison to its peer group, in comparison to relevant indices, and to the Fund's compliance with its investment objectives and investment restrictions. Throughout the year, Mr. Gould provided the Board with periodic updates on Fund performance, market factors affecting Fund performance and investment strategies utilized as a result of those market factors. The Board took into account the fact that Gould IP remains focused on a pure small cap growth style of investment and noted that the small cap growth area is currently not performing well and that the Fund's recent performance reflects the small cap growth market. The Board also considered the fact that the Fund's long term performance since inception continued to outperform most of its benchmarks.

The Board took into consideration the staffing and capabilities of Gould IP.
The Board discussed the Gould IP personnel and research and analytical capabilities. The Board reviewed the compensation policies for the portfolio manager and other investment personnel within Gould IP. The Board considered the oversight of the Fund's other service providers by the Fund's and Gould IP's chief compliance officer. The Board reviewed the soft dollar benefits received by Gould IP as a result of brokerage transactions for the Fund and for its other clients.

The Board reviewed data comparing the Fund's advisory fee level and overall expense level with the industry average for similar funds. In considering the reasonableness of expenses, consideration was given to the advisory fee level in relation to those within the relevant peer group of funds. The Board also considered the Fund's overall comparative expense ratio within such peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided to the Fund under separate agreements. The Board noted that the Fund's advisory fee and overall expense ratio was higher than the industry average. The Board discussed the fact that the Fund was not achieving economies of scale due to the asset size of the Fund and discussed Gould IP's efforts to increase the assets of the Fund. The Board and Gould IP also discussed Gould IP's monitoring of the expense levels of the Fund.

Based on the information provided and after reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel, financial condition of Gould IP, investment advisory capabilities of Gould IP, the long-term performance of Mr. Gould with respect to the management of the Fund, Gould IP's efforts to monitor and control expense levels and to seek to increase assets, which could have the effect of decreasing the expense ratio, the Board concluded that the fees are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, the scope and quality of the services to be provided by Gould IP were consistent with the Fund's operational requirements, and that shareholders would receive reasonable value in return for paying such fees and expenses. The Board, including a majority of independent Trustees, concluded that approval of the Advisory Agreement was appropriate and in the best interest of Fund shareholders. The Board did not identify any single factor as all-important or controlling, and this summary does not detail all the matters considered.

                                    TRUSTEES
                               Mr. Richard Gould
                               Mr. George Keeley
                              Mr. Edwin Moats, Jr.
                               Dr. Peter Utsinger
                            Mr. R. Peter Zimmermann

                                    OFFICERS
                    Mr. Richard Gould, President & Treasurer
                      Mr. Sanjay Upadhyaya, Vice President
                      Ms. Barbara Grosso, Secretary & CCO

                               INVESTMENT ADVISOR
                         Gould Investment Partners LLC
                        1235 Westlakes Drive, Suite 280
                               Berwyn, PA  19312

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                  P.O. Box 701
                               425 Walnut Street
                             Cincinnati, OH  45202

                         ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT
                        U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                                  Third Floor
                            615 East Michigan Street
                              Milwaukee, WI  53202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                             303 East Wacker Drive
                               Chicago, IL  60601

                                 LEGAL COUNSEL
                    Stradley, Ronon, Stevens and Young, LLP
                            2600 One Commerce Square
                            Philadelphia, PA  19103

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to registrants that are not listed issuers.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The registrant's principal executive officer/President and principal financial officer/Treasurer has reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the registrant and by the registrant's service provider.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  The Rockland Funds Trust
                   -----------------------------------------

     By (Signature and Title)  /s/ Richard Gould
                               -----------------------------
                               Richard Gould, President

     Date           5-26-06
           ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

     By (Signature and Title)  /s/ Richard Gould
                               --------------------------------------
                               Richard Gould, President and Treasurer

     Date           5-26-06
           ----------------------------------